Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Payment for acquisition of Wuhan Miracle (see Note 6)	136,482	—
Deposits payable to service providers and others	68,248	55,198
Accrued service expenses	61,255	46,638
Advance payment from platform user	51,104	71,514
Payable to service providers	24,860	20,290
Payments for inventories	18,840	13,202
Product warranty	2,529	2,704
Accrued litigation liabilities (see Note 19)	2,162	3,611
Others	11,361	11,432
Total	376,841	224,589

Schedule of standard product warranty activities

Warranty
RMB
Balance as of July 22, 2021	3,043
Provided during the period	861
Utilized during the period	(1,375)
Balance as of December 31, 2021	2,529
Provided during the period	3,288
Utilized during the period	(3,113)
Balance as of December 31, 2022	2,704